Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Company's Restricted Stock

The following is a summary of the status of the Company’s restricted shares, and changes therein during the twelve months ended December 31, 2020:

	December 31, 2020
	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of period	44,027	$20.48
Granted	26,979	21.26
Vested	(16,732)	20.36
Forfeited	—	—
Nonvested at end of period	54,274	20.90

The following is a summary of the status of the Company’s awarded restricted shares as of December 31, 2020:

At December 31, 2020
Date of Award	Shares	Remaining Expense	Remaining Vesting Period (Years)
January 15, 2016	2,056	$—	0.00
March 20, 2017	2,388	24	1.00
April 10, 2018	2,643	—	0.00
April 10, 2018	4,670	62	2.00
March 14, 2019	6,796	63	1.00
March 14, 2019	8,742	119	3.00
March 14, 2020	13,997	186	2.00
March 14, 2020	12,982	197	4.00
	54,274	$651	2.30